Share based payments - Subscription right plans (Textual) (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 05, 2023	Dec. 31, 2020
Subscription rights plans
Average exercise price	€ 77.93	€ 83.12	€ 92.69		€ 103.95
Number of subscription rights issued.				1,538,400
Subscription rights
Subscription rights plans
Share based compensation expense	€ 56,718	€ 88,506	€ 70,726
Average exercise price	€ 77.93	€ 83.1	€ 92.69
Weighted average remaining expected life	1913 days	1955 days	1955 days
Subscription rights | Members of the Board of Directors
Subscription rights plans
Vesting period	36 months
Percentage vested	0.027%
Twenty Twenty Three Plan ROW And RMV [Member] | Vesting tranche one
Subscription rights plans
Percentage vested	25.00%
Twenty Twenty Three Plan ROW And RMV [Member] | Vesting tranche two
Subscription rights plans
Percentage vested	25.00%
Twenty Twenty Three Plan ROW And RMV [Member] | Vesting tranche three
Subscription rights plans
Percentage vested	50.00%